INVENTORIES (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Inventories	$ 37,439,892	$ 8,148,203	$ 17,114,755
Sleepy Cods Prawns Eels and Marble Goble [Member]
Inventory [Line Items]
Inventory, Finished Goods, Gross	4,935,062	1,761,111	4,612,090
Bread Grass [Member]
Inventory [Line Items]
Inventory, Finished Goods, Gross	3,337,428	580,955	1,473,653
Beef Cattle [Member]
Inventory [Line Items]
Inventory, Finished Goods, Gross	5,850,305	1,951,962	2,569,659
Organic Fertilizer [Member]
Inventory [Line Items]
Inventory, Finished Goods, Gross	3,094,379	895,670	737,166
Forage For Cattle and Consumable [Member]
Inventory [Line Items]
Inventory, Finished Goods, Gross	3,591,769	684,979	278,900
Bread Grass and Organic Fertilizer [Member]
Inventory [Line Items]
Inventory, Raw Materials, Gross	13,411,046	855,493	6,765,536
Immature Seeds [Member]
Inventory [Line Items]
Inventory, Finished Goods, Gross	1,006,013	698,704	677,751
Harvested Hu Plantation [Member]
Inventory [Line Items]
Inventory, Finished Goods, Gross	0	719,329	0
Beef Meat [Member]
Inventory [Line Items]
Inventory, Finished Goods, Gross	$ 2,213,890	$ 0